Concentrations (Details Narrative) (10-K)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member] | Franklin County Data Center [Member]
Concentration risk, percentage				9.00%	11.00%
Sales Revenue, Net [Member] | Tiburon, Inc [Member]
Concentration risk, percentage	9.00%	12.00%	9.00%	10.00%	10.00%	10.00%
Sales Revenue, Net [Member] | Washington State Patrol [Member]
Concentration risk, percentage						5.00%
Sales Revenue, Net [Member] | Government Contracts Concentration Risk [Member]
Concentration risk, percentage	42.00%	37.00%	42.00%	41.00%	40.00%	42.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage			33.00%		20.00%	18.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage			13.00%		19.00%	13.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration risk, percentage			11.00%		16.00%	12.00%